FINANCIAL RISK MANAGEMENT - Schedule of Securities Lending Transactions (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	£ 1,798	£ 1,674
Financial assets at fair value through other comprehensive income	27,786	27,260
Total financial assets	579,837	579,429
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	4,529	1,724
Financial assets at fair value through other comprehensive income	25,529	24,647
Total financial assets	369,568	401,987
Loans and advances securitised | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	2,724	2,344
Total financial assets	2,724	2,344
Loans and advances securitised | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	0	1,365
Financial assets at fair value through other comprehensive income	2,946	969
Total financial assets	£ 2,946	£ 2,334